Consolidated Statement Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension and other postretirement activity, tax (benefit)	$ (6)	$ (14)	$ 6